NOTE 4 - ACQUISITIONS - Whisl Assets and Liabilities Acquired (Details) - USD ($)	May 13, 2022	Apr. 15, 2020
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 135,781
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		(100)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		(100)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		98,218
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		$ 94,366
Whisl Telecom L L C [Member]
Business Acquisition [Line Items]
Acquisition Costs, Cumulative	$ 1,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	141,113
Business Combination, Acquired Receivable, Fair Value	109,762
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	250,875
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	241,426
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	2,075
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	243,501
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	7,374
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	3,613
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net	3,761
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	$ 1,796,239